RELATED PARTY TRANSACTIONS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Due from related parties and current contract assets	$ 35	$ 56
Non-current amounts due from related parties	142	6
Current amounts due to related parties	164	506
Non-current liabilities, non-recourse borrowings	20,435	17,991
Other long-term liabilities, amounts due to	34	11
Other long-term liabilities, contract liability	635	602
Other long-term liabilities	1,440	1,246
Subscription Facility
Disclosure of transactions between related parties [line items]
Non-current liabilities, non-recourse borrowings	81	15
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Current contract assets	57	46
Current amounts due from related parties	21	36
Non-current contract assets	388	409
Current amounts due to related parties	119	455
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	32	30
Other long-term liabilities, contract liability	635	602
Brookfield Renewable | Subscription Facility
Disclosure of transactions between related parties [line items]
Non-current liabilities, non-recourse borrowings	30	15
Equity-accounted investments and other
Disclosure of transactions between related parties [line items]
Current amounts due from related parties	14	20
Non-current amounts due from related parties	142	6
Current amounts due to related parties	13	21
Other long-term liabilities, amounts due to	34	11
Joint Ventures Where Entity Is Venturer and Parent
Disclosure of transactions between related parties [line items]
Other long-term liabilities	669	613
Brookfield Reinsurance and Associates | Subscription Facility
Disclosure of transactions between related parties [line items]
Non-current liabilities, non-recourse borrowings	$ 51	$ 0